Events after the reporting period (Details) $ in Thousands, د.ك in Millions, R$ in Millions, ₦ in Billions												1 Months Ended	12 Months Ended
	Feb. 22, 2023 USD ($)	Feb. 22, 2023 KWD (د.ك)	Feb. 09, 2023 USD ($)	Feb. 09, 2023 NGN (₦)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Oct. 13, 2022	Aug. 17, 2022 USD ($)	Aug. 17, 2022 KWD (د.ك)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 03, 2024	Mar. 28, 2023 USD ($)	Mar. 28, 2023 NGN (₦)	Feb. 09, 2023 NGN (₦)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2022 NGN (₦)	Dec. 31, 2022 KWD (د.ك)	May 31, 2022 USD ($)	May 31, 2022 NGN (₦)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 NGN (₦)	Apr. 19, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities													$ 1,263,272	$ 1,076,063	$ 232,219
Borrowings													3,344,402	2,609,090	2,203,209													$ 2,055,878
Repayments of borrowings, classified as financing activities													506,504	$ 653,504	$ 99,903
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																									$ 34,900	₦ 16.1
Borrowings, interest rate																									12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																							$ 21,700	₦ 10.0
Borrowings, interest rate																							18.00%	18.00%
Nigerian term loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													191,400								₦ 88.3
Repayments of borrowings, classified as financing activities												$ 75,600
FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche II | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis									2.50%
Calculation period for interest rate basis									252 days
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																											$ 85,000
Proceeds from borrowings, classified as financing activities										$ 1,000	د.ك 0.3
Borrowings													$ 70,000									د.ك 21.5
Signing of loan agreements | Nigeria 2023 Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 357,500													₦ 165.0
Increase in loan facility			$ 62,800	₦ 29.0
Borrowings, interest rate							20.00%													20.00%
Proceeds from borrowings, classified as financing activities							$ 269,800	₦ 124.5
Borrowings																	$ 300,200	₦ 138.5
Signing of loan agreements | Nigeria 2023 Term Loan | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							269,800													₦ 124.5
Signing of loan agreements | Nigeria 2023 Term Loan | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																24.00%
Signing of loan agreements | Nigeria 2023 Term Loan | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																18.00%
Signing of loan agreements | Nigeria 2023 Term Loan | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																2.50%
Signing of loan agreements | Nigeria 2023 Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			119,200				$ 95,300												₦ 55.0	₦ 44.0
Increase in loan facility			$ 23,800	₦ 11.0
Borrowings, interest rate							20.00%													20.00%
Signing of loan agreements | Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																24.00%
Signing of loan agreements | Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																18.00%
Signing of loan agreements | Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																2.50%
Repayment of borrowings | IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities							$ 34,900	16.1
Repayment of borrowings | IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities							21,700	10.0
Repayment of borrowings | Nigerian term loan
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities							$ 191,400	₦ 88.3
Drawdown of borrowings | FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche II
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities					$ 15,300	R$ 80.0
Drawdown of borrowings | FiberCo Solues de Infraestrutura S.A., maturing 2030 - Itau Unibanco S.A. Tranche II | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis					2.45%	2.45%
Calculation period for interest rate basis					252 days	252 days
Drawdown of borrowings | IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities	$ 1,000	د.ك 0.3